Note Hurricanes Impact (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for Loan and Lease Losses	$ 325,424	$ 170,016	$ 241,478
Covered loans
Provision for Loan and Lease Losses	5,742	$ (1,110)	$ 24,020
Hurricanes
Provision for Loan and Lease Losses	67,615
Hurricanes | Covered loans
Provision for Loan and Lease Losses	$ 5,800